CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Property and Equipment-at cost (Notes 1, 3, 4, 14 and 15):
Buildings and improvements	$ 82,728,826	$ 80,825,601
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	144,545	144,545
Land	6,067,805	6,067,805
Other	205,619	193,015
Construction in progress	1,786,980	644,809
Property, Plant and Equipment, Gross	92,411,787	89,353,787
Less accumulated depreciation	41,618,803	39,868,698
Property and equipment-net	50,792,984	49,485,089
Current Assets:
Cash and cash equivalents (Notes 9 and 10)	5,255,073	5,381,195
Receivables (Notes 1, 6 and 10)	252,304	164,716
Income taxes refundable	8,792	6,891
Restricted cash	100,789	15,905
Prepaid expenses	1,951,132	1,675,019
Total current assets	7,568,090	7,243,726
Other Assets:
Deferred charges (Notes 1 and 11)	3,228,162	3,465,062
Less accumulated amortization (Notes 1 and 11)	1,369,445	1,384,142
Net	1,858,717	2,080,920
Restricted cash	1,523,761	1,279,829
Unbilled receivables (Notes 1, 4, 6 and 10)	1,677,093	1,943,648
Marketable securities (Notes 1, 2, 10 and 13)	3,141,828	2,815,727
Total other assets	8,201,399	8,120,124
TOTAL ASSETS	66,562,473	64,848,939
Long-Term Liabilities:
Mortgage payable, net (Notes 3 and 10)	5,264,285	5,409,908
Security deposits payable (Note 10)	1,242,382	1,020,292
Deferred income taxes (Notes 1 and 4)	4,506,000	5,637,000
Total long-term liabilities	11,012,667	12,067,200
Current Liabilities:
Accounts payable	74,205	79,103
Payroll and other accrued liabilities (Notes 1, 5 and 7)	2,104,359	2,515,616
Other taxes payable	8,240	8,135
Current portion of mortgage payable (Notes 3 and 10)	168,501	162,569
Current portion of security deposits payable (Note 10)	101,289	15,905
Total current liabilities	2,456,594	2,781,328
Total liabilities	13,469,261	14,848,528
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $313,000 at July 31, 2018 and $190,000 at July 31, 2017 (Notes 1, 4, 10 and 13)	487,136	368,476
Retained earnings	48,369,386	45,395,245
Stockholders' Equity before Treasury Stock	54,381,064	51,288,263
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2018 and July 31, 2017 (Note 12)	1,287,852	1,287,852
Total shareholders' equity	53,093,212	50,000,411
Commitments (Notes 5 and 6) and Contingencies (Notes 8 and 15)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,562,473	$ 64,848,939